Employee Benefits (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Employee Benefits (Details) [Line Items]
Company contribution	$ 0.4	$ 0.3